EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2024	$ 50
2025	61
2026	67
2027	75
2028	79
2029 - 2033	422
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2024	1,136
2025	1,225
2026	1,282
2027	1,322
2028	1,346
2029 - 2033	$ 6,692